Events after the Reporting Period	12 Months Ended
Dec. 31, 2019
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Disclosure of events after reporting period [text block]
41.	Events after the Reporting Period

(a)
On January 17, 2020, the Company issued non-guaranteed senior dollar bonds (issued at USD 500 million and USD 440 million) and non-guaranteed senior euro bonds (issued at EUR 500 million). The maturity of the bonds is January 17, 2023, January 17, 2025, and January 17, 2024.

(b)
POSCO ENERGY, a subsidiary, resolved to repay the convertible preferred stock at the Board of Directors meeting on February 17, 2020 and the Extraordinary Shareholders’ meeting on February 21, 2020. The repayment of
￦
160,000 million was made on February 25, 2020.

(c)
POSCO ENGINEERING & CONSTRUCTION CO., LTD., a subsidiary, decided to refinance funds in February 2020, to raise funds for repayment of principal funds and minimize financial expenses of Chun-cheon Energy Co., Ltd, an associate. In doing so, POSCO ENGINEERING & CONSTRUCTION CO., LTD. expects to enter into a guarantee arrangement to provide payment guarantees of about
￦
149.2 billion out of approximately
￦
534.6 billion.